Commitments - Summary of Commitments to Purchase Eligible Services and Offerings (Parentheticals) (Details) - Google [Member]	12 Months Ended
Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Purchase commitment, description	On November 20, 2024, the Company announced that it entered into a commercial agreement with Google Cloud EMEA Ltd (“Google”). Through this collaboration, Google will resell Rezolve AI’s Brain Suite.
Commitment Period 1 [Member]
Long-Term Purchase Commitment [Line Items]
Purchase commitment, description	The period starting on November 15, 2024 and continuing for 12 months.
Purchase commitment, period	12 months
Commitment Period 2 [Member]
Long-Term Purchase Commitment [Line Items]
Purchase commitment, description	The period starting at the end of Commitment Period 1 and continuing for 12 months.
Purchase commitment, period	12 months
Commitment Period 3 [Member]
Long-Term Purchase Commitment [Line Items]
Purchase commitment, description	The period starting at the end of Commitment Period 2 and continuing for 12 months.
Purchase commitment, period	12 months